Supplement to the
Fidelity® Select Portfolios®
Technology Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2026
Summary Prospectus

Adam Benjamin no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
ATEC-SUSTK-0726-100 1.9923269.100	July 15, 2026
Supplement to the
Fidelity® Select Portfolios®
Technology Portfolio
April 29, 2026
Summary Prospectus

Adam Benjamin no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
TEC-SUSTK-0726-102 1.9880369.102	July 15, 2026